Premises and Equipment - Components of Premises and Equipment (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	$ 20,016	$ 19,351
Accumulated depreciation	10,055	10,107
Premises and equipment, net	9,961	9,244
Land and Improvements [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	2,384	1,925
Buildings and Improvements [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	11,268	11,206
Furniture and Equipment [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	6,265	6,121
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	$ 99	$ 99